PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited)
1
Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.5%
Australia : 2.7%
14,824
Ampol Ltd.
$ 418,247
0.1
69,456
APA Group
496,848
0.1
120,653
Computershare Ltd.
3,466,737
0.5
18,535
GenusPlus Group Ltd.
113,876
0.0
237,841
Glencore PLC
1,751,776
0.3
215,379
Macmahon Holdings Ltd.
139,603
0.0
160,160  National Australia Bank
Ltd.
4,637,590
0.7
25,033
OceanaGold Corp.
603,571
0.1
1,082
Pro Medicus Ltd.
123,087
0.0
299,595
Scentre Group
822,543
0.1
208,228
South32 Ltd.
663,853
0.1
387,424
Transurban Group
4,023,308
0.6
297,739
Vicinity Ltd.
559,555
0.1
43,981
Whitehaven Coal Ltd.
217,203
0.0
18,037,797
2.7
Austria : 0.2%
3,385
Erste Group Bank AG
442,498
0.1
2,915
Porr AG
126,600
0.0
15,444  Raiffeisen Bank
International AG
1,060,363
0.1
1,629,461
0.2
Belgium : 1.7%
13,780
Ageas SA
1,140,393
0.2
63,389  Anheuser-Busch InBev
SA
5,505,587
0.8
16,969
KBC Group NV
2,441,139
0.3
21,976
Syensqo SA
1,954,924
0.3
1,683
UCB SA
431,998
0.1
11,474,041
1.7
Brazil : 1.2%
239,300
Ambev SA
753,426
0.1
320,900  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
1,744,039
0.3
153,218
Gerdau SA, ADR
759,961
0.1
739
(1)
MercadoLibre, Inc.
1,387,805
0.2
9,102  Petroleo Brasileiro SA -
Foreign, ADR
176,579
0.0
40,300
TIM SA
154,151
0.0
464,700
Totvs SA
2,853,755
0.4
54,200
Ultrapar Participacoes SA
352,519
0.1
26,897
(1)
VTEX - Class A
115,926
0.0
8,298,161
1.2
Canada : 5.0%
50,600
Bank of Nova Scotia
4,438,622
0.7
200
(1)
Bombardier, Inc. - Class
B
48,185
0.0
12,094  Canaccord Genuity
Group, Inc.
124,231
0.0
1,770
Canada Packers, Inc.
24,078
0.0
21,100  Canadian Imperial Bank
of Commerce
2,499,158
0.4
900  Canadian National
Railway Co.
114,438
0.0
13,500
Cascades, Inc.
129,718
0.0
66,133
Cenovus Energy, Inc.
1,994,109
0.3
73,900  CES Energy Solutions
Corp.
861,380
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
16,858
Dollarama, Inc.
$ 2,296,517
0.3
23,798
Dynacor Group, Inc.
104,913
0.0
5,900
iA Financial Corp., Inc.
872,342
0.1
58,500
Monument Mining Ltd.
30,463
0.0
19,800
National Bank of Canada
3,202,661
0.5
3,100  Paramount Resources
Ltd. - Class A
65,434
0.0
46,088
Pason Systems, Inc.
407,669
0.1
9,000  PHX Energy Services
Corp.
68,310
0.0
4,400  Polaris Renewable
Energy, Inc.
47,395
0.0
51,778
Quebecor, Inc. - Class B
2,396,004
0.4
17,207
RB Global, Inc.
1,887,326
0.3
14,004
Royal Bank of Canada
2,931,065
0.4
14,010
(1)
Shopify, Inc. - Class A
1,640,805
0.3
6,400
Sun Life Financial, Inc.
531,001
0.1
56,700
Suncor Energy, Inc.
3,807,639
0.6
7,800
Surge Energy, Inc.
57,588
0.0
6,600  Torex Gold Resources,
Inc.
254,000
0.0
18,018
Toromont Industries Ltd.
2,710,315
0.4
2,800  Total Energy Services,
Inc.
47,198
0.0
2,100
Winpak Ltd.
65,868
0.0
33,658,432
5.0
Chile : 0.6%
46,812
Antofagasta PLC
2,333,139
0.4
1,147,939  Cia Sud Americana de
Vapores SA
59,264
0.0
61,894
Lundin Mining Corp.
1,532,504
0.2
3,924,907
0.6
China : 6.1%
90,500
(1)(2)
AInnovation Technology
Group Co. Ltd. - Class H
43,832
0.0
176,400  Alibaba Group Holding
Ltd.
2,687,172
0.4
243,000
(1)(2)
Archosaur Games, Inc.
60,422
0.0
1,161,000
(1)
BAIC Foton Motor Co.
Ltd. - Class A
541,722
0.1
389,000
(1)(2)
BAIC Motor Corp. Ltd. -
Class H
43,203
0.0
275,500  Beijing Oriental Yuhong
Waterproof Technology
Co. Ltd. - Class A
485,056
0.1
82,400  Beijing Yanjing Brewery
Co. Ltd. - Class A
157,777
0.0
1,928,400  BOE Technology Group
Co. Ltd. - Class A
1,569,926
0.2
568,000  Bosideng International
Holdings Ltd.
357,944
0.1
124,900  C&S Paper Co. Ltd. -
Class A
138,177
0.0
169,800  Changjiang & Jinggong
Steel Building Group Co.
Ltd. - Class A
82,803
0.0
180,800  Cheng De Lolo Co. Ltd. -
Class A
241,149
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
809,000  China Construction Bank
Corp. - Class H
$ 949,301
0.2
152,000
China Foods Ltd.
66,899
0.0
30,300  China Jushi Co. Ltd. -
Class A
169,371
0.0
73,000
China Lilang Ltd.
32,228
0.0
235,000  China Mengniu Dairy Co.
Ltd.
567,015
0.1
197,994  China Merchants Bank
Co. Ltd. - Class H
1,284,601
0.2
609,400  China Taiping Insurance
Holdings Co. Ltd.
1,709,781
0.3
333,700
(1)
China Union Holdings
Ltd. - Class A
193,302
0.0
155,100  COFCO Capital Holdings
Co. Ltd. - Class A
212,878
0.0
158,000  Edvantage Group
Holdings Ltd.
9,841
0.0
71,000  EEKA Fashion Holdings
Ltd.
48,132
0.0
207,807  ENN Energy Holdings
Ltd.
1,243,503
0.2
5,200  Focus Technology Co.
Ltd. - Class A
20,716
0.0
22,964  Fujian Fuxin Software
Development JSC Ltd. -
Class A
228,977
0.0
79,600  Guangdong Dongpeng
Holdings Co. Ltd. - Class
A
55,865
0.0
97,300  Guangdong Vanward
New Electric Co. Ltd. -
Class A
96,561
0.0
100,300
(1)
Guangdong Zhongnan
Iron & Steel Co. Ltd. -
Class A
33,436
0.0
26,800  Guangzhou KDT
Machinery Group Co. Ltd.
- Class A
70,485
0.0
316,400  Guizhou Tyre Co. Ltd. -
Class A
204,892
0.0
481
H World Group Ltd., ADR
20,534
0.0
7,100  Han's Laser Technology
Industry Group Co. Ltd. -
Class A
88,924
0.0
20,200  Hefei Meiya
Optoelectronic
Technology, Inc. - Class A
47,348
0.0
1,370,000  Industrial & Commercial
Bank of China Ltd. -
Class H
1,310,525
0.2
98,500  Inner Mongolia ERDOS
Resources Co. Ltd. -
Class A
185,599
0.0
98,300  Jangho Group Co. Ltd. -
Class A
125,811
0.0
201,200
(1)(2)
JD Logistics, Inc.
385,810
0.1
80,524
KE Holdings, Inc., ADR
1,364,882
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
313,400  Keshun Waterproof
Technologies Co. Ltd. -
Class A
$ 226,771
0.0
202,000
Lenovo Group Ltd.
617,755
0.1
29,877  LexinFintech Holdings
Ltd., ADR
43,620
0.0
130,000
Li Ning Co. Ltd.
251,137
0.0
268,600  Luolai Lifestyle
Technology Co. Ltd. -
Class A
443,606
0.1
80,600  Monalisa Group Co. Ltd.
- Class A
109,396
0.0
53,000  NetDragon Websoft
Holdings Ltd.
54,475
0.0
23,900
NetEase, Inc.
635,889
0.1
130,985  Perfect World Co. Ltd. -
Class A
212,709
0.0
508,000  PetroChina Co. Ltd. -
Class H
646,410
0.1
248,000  Ping An Insurance Group
Co. of China Ltd. - Class
H
1,852,752
0.3
3,246,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
2,102,412
0.3
172,500  Qinhuangdao Port Co.
Ltd. - Class H
51,741
0.0
23,000  Shanghai Action
Education Technology
Co. Ltd. - Class A
199,554
0.0
21,200  Shanghai Chicmax
Cosmetic Co. Ltd. - Class
H
80,395
0.0
182,600  Shanghai Zhonggu
Logistics Co. Ltd. - Class
A
291,725
0.1
49,900  Sinomach Automobile Co.
Ltd. - Class A
38,784
0.0
126,000  SITC International
Holdings Co. Ltd.
635,266
0.1
223,500  Sunshine Insurance
Group Co. Ltd. - Class H
104,677
0.0
44,794
(1)
TAL Education Group,
ADR
559,925
0.1
602,500  TCL Technology Group
Corp. - Class A
421,882
0.1
149,622
Tencent Holdings Ltd.
9,142,351
1.4
95,553  Tiangong International
Co. Ltd.
35,775
0.0
170,200
(1)
Tianma Microelectronics
Co. Ltd. - Class A
162,987
0.0
26,450
(1)
Trip.com Group Ltd.
1,239,196
0.2
60,400
(1)
Union Optech Co. Ltd. -
Class A
112,793
0.0
28,499  Vipshop Holdings Ltd.,
ADR
437,175
0.1
306,900  Weichai Power Co. Ltd. -
Class A
1,271,116
0.2
239,500
(1)(2)
Xiabuxiabu Catering
Management China
Holdings Co. Ltd.
7,269
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
135,400  Xiamen Xiangyu Co. Ltd.
- Class A
$ 134,518
0.0
216,400  Xingtong Shipping Co.
Ltd. - Class A
430,730
0.1
398,562  Youngor Group Co. Ltd. -
Class A
463,992
0.1
867,400  Zhefu Holding Group Co.
Ltd. - Class A
592,171
0.1
336,300  Zhejiang Semir Garment
Co. Ltd. - Class A
309,692
0.1
52,700
(1)(3)
Zhihu, Inc.
56,757
0.0
41,113,803
6.1
Czechia : 0.0%
445
CEZ AS
28,667
0.0
14,480
(2)
Moneta Money Bank AS
132,511
0.0
161,178
0.0
Denmark : 1.4%
1,003
ALK-Abello A/S
34,305
0.0
2,827
(1)
Bavarian Nordic A/S
77,493
0.0
4,925
Carlsberg AS - Class B
725,230
0.1
26,781
Coloplast A/S - Class B
1,771,021
0.3
17,346
Danske Bank A/S
998,257
0.2
14,030
H Lundbeck A/S
89,762
0.0
118,330  Novo Nordisk A/S - Class
B
5,597,196
0.8
9,293,264
1.4
Finland : 0.7%
63,568
Metso Oyj
1,189,880
0.2
161,505
Nokia Oyj
1,492,780
0.2
37,251
Nokia Oyj, ADR
340,474
0.1
7,290
Orion Oyj - Class B
681,522
0.1
1,721
Pihlajalinna Oyj
20,401
0.0
24,050
Wartsila Oyj Abp
815,591
0.1
4,540,648
0.7
France : 7.5%
31,684
Accor SA
1,647,759
0.2
30,594
(1)
Alstom SA
566,783
0.1
72,155
AXA SA
3,739,767
0.5
11,876
BNP Paribas SA
1,509,068
0.2
27,409
Bouygues SA
1,543,944
0.2
21,502
Capgemini SE
2,555,743
0.4
20,118
Cie de Saint-Gobain
1,890,832
0.3
10,318
Eiffage SA
1,466,493
0.2
12,053
EssilorLuxottica SA
2,281,897
0.3
3,842
Gecina SA - Class C
332,844
0.0
15,990
Getlink SE
341,110
0.0
73,299
Klepierre SA
3,329,317
0.5
8,608
L'Oreal SA
3,833,963
0.6
5,583  LVMH Moet Hennessy
Louis Vuitton SE
3,065,822
0.5
129,298
Orange SA
2,470,586
0.4
16,559
Pernod Ricard SA
1,290,498
0.2
54,832
Societe Generale SA
5,154,024
0.8
4,168
Thales SA
1,186,548
0.2
84,844
TotalEnergies SE
7,479,888
1.1
76,712
Valeo
1,327,263
0.2
26,608
Vinci SA
3,756,859
0.6
50,771,008
7.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany : 4.7%
9,735
Adidas AG
$ 1,801,200
0.3
6,212
Allianz SE
3,094,212
0.5
3,629
(2)
Aumann AG
58,168
0.0
20,609
BASF SE
1,196,427
0.2
42,328
Bayer AG
2,349,025
0.3
4,709
Deutsche Post AG, Reg
314,570
0.0
117,759
E.ON SE
2,536,914
0.4
1,345
ElringKlinger AG
7,507
0.0
22,385
Evonik Industries AG
452,842
0.1
18,383  Fresenius SE & Co.
KGaA
944,836
0.1
4,388
Hannover Rueck SE
1,264,826
0.2
2,294
Heidelberg Materials AG
427,063
0.1
4,495
Hochtief AG
2,303,797
0.3
26,279
Infineon Technologies AG
1,885,875
0.3
112  Init Innovation in Traffic
Systems SE
6,117
0.0
8,836
Nemetschek SE
595,588
0.1
3,926
Rational AG
3,056,614
0.5
19,655
SAP SE
3,602,666
0.5
27,474
(2)
Scout24 SE
2,355,446
0.3
9,238
Siemens AG, Reg
3,026,799
0.4
2,595
Talanx AG
344,913
0.1
31,625,405
4.7
Greece : 0.1%
2,112
Danaos Corp.
299,123
0.1
10,479  Hellenic
Telecommunications
Organization SA
241,846
0.0
903  Motor Oil Hellas Corinth
Refineries SA
52,898
0.0
593,867
0.1
Hong Kong : 1.8%
535,636
AIA Group Ltd.
5,399,692
0.8
85,544  Hong Kong Exchanges &
Clearing Ltd.
4,457,086
0.7
194,000  Hongkong Land Holdings
Ltd.
1,573,097
0.2
23,000  Johnson Electric Holdings
Ltd.
54,561
0.0
72,300
Link REIT
360,379
0.0
67,931  PAX Global Technology
Ltd.
34,128
0.0
92,000  Pico Far East Holdings
Ltd.
26,390
0.0
97,000
(3)
Sun Hung Kai & Co. Ltd.
50,961
0.0
33,500  Sun Hung Kai Properties
Ltd.
525,777
0.1
1,340,000  Uni-Bio Science Group
Ltd.
13,001
0.0
12,495,072
1.8
India : 1.0%
58,640
Coal India Ltd.
254,584
0.1
147,814
HDFC Bank Ltd., ADR
3,537,189
0.5
147,992
ICICI Bank Ltd.
2,224,195
0.3
284,420
Indian Oil Corp. Ltd.
416,934
0.1
1,564  Procter & Gamble
Hygiene & Health Care
Ltd.
140,885
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
4,159
SIS Ltd.
$ 18,410
0.0
6,592,197
1.0
Indonesia : 0.1%
76,400
First Resources Ltd.
201,954
0.0
1,306,000
Indosat Tbk PT
137,430
0.0
3,288,100  Perusahaan Gas Negara
Tbk PT
273,983
0.1
553,600  Unilever Indonesia Tbk
PT
53,994
0.0
667,361
0.1
Israel : 1.4%
13,079
Bank Hapoalim BM
317,532
0.0
19,635
Bank Leumi Le-Israel BM
463,942
0.1
32,317
(1)
Check Point Software
Technologies Ltd.
4,108,460
0.6
18,583
Mizrahi Tefahot Bank Ltd.
1,382,912
0.2
7,567
(1)
Nexxen International Ltd.
77,789
0.0
6,073
Phoenix Financial Ltd.
340,510
0.1
60,898
(1)
Teva Pharmaceutical
Industries Ltd., ADR
2,132,039
0.3
2,523
(1)
Tower Semiconductor
Ltd.
552,704
0.1
470
(1)
Wix.com Ltd.
25,864
0.0
9,401,752
1.4
Italy : 3.1%
7,990  Assicurazioni Generali
SpA
404,926
0.1
245,228
Banca Mediolanum SpA
6,570,875
1.0
39,204
Eni SpA
1,090,525
0.2
3,888
Ferrari NV
1,528,735
0.2
2,184
Gefran SpA
27,577
0.0
102,864
Italgas SpA
1,061,153
0.2
16,460
Leonardo SpA
1,049,071
0.1
20,060
Poste Italiane SpA
606,866
0.1
21,819  Ryanair Holdings PLC,
ADR
1,276,630
0.2
293,978
(3)
Saipem SpA
1,426,219
0.2
27,607
UniCredit SpA
2,603,667
0.4
97,702
Unipol Gruppo SpA
3,057,046
0.4
20,703,290
3.1
Ivory Coast : 0.2%
32,469  Endeavour Mining
PLC-GBP
1,548,941
0.2
Japan : 12.5%
2,600
Achilles Corp.
20,978
0.0
8,400
Advantest Corp.
1,659,688
0.2
6,400
Aida Engineering Ltd.
47,586
0.0
1,800
Anritsu Corp.
39,339
0.0
29,100  Asahi Group Holdings
Ltd.
303,694
0.0
52,000
Astellas Pharma, Inc.
714,210
0.1
3,100
Avant Group Corp.
24,617
0.0
5,100
Bank of Saga Ltd.
177,391
0.0
95,200
Bridgestone Corp.
2,351,005
0.3
24,600  Chugai Pharmaceutical
Co. Ltd.
1,067,427
0.2
4,900
CTS Co. Ltd.
25,858
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
46,200  Dai-ichi Life Holdings,
Inc.
$ 557,051
0.1
4,000  Dainichiseika Color &
Chemicals Manufacturing
Co. Ltd.
27,765
0.0
4,200
Daitron Co. Ltd.
85,838
0.0
4,100  Digital Hearts Holdings
Co. Ltd.
19,288
0.0
1,700
Disco Corp.
607,639
0.1
54,000
East Japan Railway Co.
1,242,461
0.2
58,500
Eisai Co. Ltd.
1,758,677
0.3
71,300
ENEOS Holdings, Inc.
588,833
0.1
16,300
FANUC Corp.
656,817
0.1
2,600
FIDEA Holdings Co. Ltd.
34,954
0.0
4,900
Fujikura Kasei Co. Ltd.
26,369
0.0
26,200
Fujikura Ltd.
664,861
0.1
17,300  Furukawa Electric Co.
Ltd.
330,117
0.1
1,700
(3)
GMO GlobalSign
Holdings KK
24,287
0.0
6,000
Hanwa Co. Ltd.
63,726
0.0
1,000
Horiba Ltd.
156,951
0.0
16,300
Hoya Corp.
2,492,548
0.4
9,000
Ibiden Co. Ltd.
900,386
0.1
14,900
Idemitsu Kosan Co. Ltd.
121,979
0.0
3,700
I'll, Inc.
52,506
0.0
5,000
Itfor, Inc.
53,860
0.0
3,000
IwaiCosmo Holdings, Inc.
78,197
0.0
22,700
J Trust Co. Ltd.
115,606
0.0
6,900  Japan Aviation
Electronics Industry Ltd.
101,810
0.0
23,700  Japan Exchange Group,
Inc.
322,394
0.0
126,600
Japan Post Bank Co. Ltd.
2,447,828
0.4
184,000  Japan Post Holdings Co.
Ltd.
2,722,163
0.4
73,200  Japan Post Insurance
Co. Ltd.
806,013
0.1
4,200
JSP Corp.
66,361
0.0
12,700  JX Advanced Metals
Corp.
294,236
0.0
123,300  Kansai Electric Power
Co., Inc.
1,867,314
0.3
83,901  Kawasaki Heavy
Industries Ltd.
1,433,420
0.2
9,242
Keyence Corp.
4,635,667
0.7
3,700
(1)
Kioxia Holdings Corp.
1,031,325
0.2
5,500
Koa Corp.
75,467
0.0
123,500
Komatsu Ltd.
5,358,697
0.8
7,200  KPP Group Holdings Co.
Ltd.
49,895
0.0
73,300
Kubota Corp.
1,243,571
0.2
2,000  M&A Capital Partners
Co. Ltd.
48,507
0.0
231,100
M3, Inc.
2,589,055
0.4
96,400
Makita Corp.
3,105,083
0.5
10,000
Marvelous, Inc.
29,272
0.0
2,900
Maxell Ltd.
37,284
0.0
273,400  Mitsubishi Chemical
Group Corp.
2,011,910
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
89,100  Mitsubishi Heavy
Industries Ltd.
$ 2,081,584
0.3
91,000  Mitsubishi UFJ Financial
Group, Inc.
2,032,621
0.3
146,850
Mitsui Fudosan Co. Ltd.
1,430,527
0.2
1,900  Mitsui Mining & Smelting
Co. Ltd.
357,719
0.1
25,800  Mizuho Financial Group,
Inc.
1,337,580
0.2
12,100  MS&AD Insurance Group
Holdings, Inc.
372,481
0.1
26,700  Murata Manufacturing
Co. Ltd.
1,216,568
0.2
1,200
Nachi-Fujikoshi Corp.
40,582
0.0
6,100
NGK Insulators Ltd.
208,708
0.0
19,900
Nitto Denko Corp.
420,217
0.1
5,500
Nitto Seiko Co. Ltd.
26,937
0.0
5,400  Nittoc Construction Co.
Ltd.
38,560
0.0
37,600
Nomura Holdings, Inc.
363,761
0.1
17,900
Obic Co. Ltd.
513,436
0.1
1,800
(3)
Odawara Engineering
Co. Ltd.
24,980
0.0
49,200
Olympus Corp.
562,326
0.1
17,100  Ono Pharmaceutical Co.
Ltd.
255,559
0.0
2,800
Optex Group Co. Ltd.
59,904
0.0
30,800
Otsuka Corp.
635,545
0.1
90,400  Panasonic Holdings
Corp.
2,390,399
0.4
10,000  Prestige International,
Inc.
44,459
0.0
283,400
(1)
Rakuten Group, Inc.
1,477,691
0.2
77,000
Recruit Holdings Co. Ltd.
6,089,223
0.9
134,313
Resona Holdings, Inc.
1,821,393
0.3
7,500  Rheon Automatic
Machinery Co. Ltd.
70,960
0.0
60,200
Ricoh Co. Ltd.
590,742
0.1
8,200
Sato Corp.
125,285
0.0
8,100
Sekisui Kasei Co. Ltd.
26,675
0.0
1,600
SEMITEC Corp.
19,914
0.0
2,500  Shibaura Machine Co.
Ltd.
64,065
0.0
59,557  Shin-Etsu Chemical Co.
Ltd.
2,123,215
0.3
89,900
SMS Co. Ltd.
1,248,217
0.2
38,600
SoftBank Group Corp.
1,202,294
0.2
4,300
Sojitz Corp.
143,665
0.0
79,100  Sumitomo Electric
Industries Ltd.
1,046,896
0.2
41,800  Sumitomo Mitsui
Financial Group, Inc.
1,796,102
0.3
192,000  Sumitomo Mitsui Trust
Holdings, Inc.
1,974,275
0.3
6,200
System Support, Inc.
43,402
0.0
700
Taisei Oncho Co. Ltd.
22,169
0.0
9,500  Takeda Pharmaceutical
Co. Ltd.
326,189
0.0
4,400
TechMatrix Corp.
56,719
0.0
88,800
Toei Animation Co. Ltd.
1,639,762
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,600  Tokyo Printing Ink
Manufacturing Co. Ltd.
$ 22,677
0.0
7,300
Toshiba TEC Corp.
143,250
0.0
6,200
Tosho Co. Ltd.
29,728
0.0
1,300
Ueki Corp.
22,056
0.0
52,400
Unicharm Corp.
332,371
0.1
4,100
Unipres Corp.
34,085
0.0
6,600
Vector, Inc.
73,350
0.0
2,800
Yokowo Co. Ltd.
68,942
0.0
12,000
Zenrin Co. Ltd.
68,191
0.0
84,487,737
12.5
Kuwait : 0.1%
2,101  Humansoft Holding Co.
KSC
16,290
0.0
318,858  Kuwait Investment Co.
SAK
189,358
0.0
119,352  Mobile
Telecommunications Co.
KSCP
230,520
0.1
119,783  Noor Financial
Investment Co. KSC
164,150
0.0
600,318
0.1
Malaysia : 0.1%
108,300
Hibiscus Petroleum Bhd
51,595
0.0
221,200
IOI Corp. Bhd
239,642
0.1
410,800
(1)
Malaysia Marine and
Heavy Engineering
Holdings Bhd
34,357
0.0
10,900
Petronas Dagangan Bhd
52,066
0.0
121,600  Sime Darby Plantation
Bhd
195,500
0.0
28,800
Westports Holdings Bhd
50,250
0.0
623,410
0.1
Mexico : 0.5%
132,035  Cemex SAB de CV -
Foreign, ADR
1,560,654
0.2
17,055  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
2,182,869
0.3
3,743,523
0.5
Monaco : 0.0%
30,690
Safe Bulkers, Inc.
239,689
0.0
Netherlands : 5.4%
62,174
ABN AMRO Bank NV
2,812,597
0.4
12,178
Akzo Nobel NV
852,978
0.1
1,283
(1)(2)
Alfen N.V.
18,385
0.0
3,209
(1)
Argenx SE
2,748,499
0.4
1,331
(1)
Argenx SE, ADR
1,136,435
0.2
5,359
ASML Holding NV
8,831,339
1.3
1,555  BE Semiconductor
Industries NV
356,591
0.1
2,956
Heineken Holding NV
248,676
0.0
16,366
IMCD NV
1,788,731
0.3
110,823
ING Groep NV
3,894,492
0.6
42,533  Koninklijke Ahold
Delhaize NV
1,685,252
0.2
46,827
Koninklijke Philips, N.V.
1,233,791
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
3,817
(1)
Nebius Group NV - Class
A
$ 726,795
0.1
536
Nedap NV
59,517
0.0
56,559
NN Group NV
5,331,318
0.8
100,575  Universal Music Group
NV
1,659,443
0.2
42,345
Wolters Kluwer NV
3,324,449
0.5
36,709,288
5.4
Norway : 0.9%
21,399
DNB Bank ASA
689,018
0.1
98,239  Gjensidige Forsikring
ASA
2,930,561
0.4
22,955
Moreld AS
48,199
0.0
21,724  MPC Container Ships
ASA
55,837
0.0
39,195
Norsk Hydro ASA
361,536
0.1
12,258
Sentia AS
100,366
0.0
313,506
Var Energi ASA
1,575,057
0.2
27,032  Wallenius Wilhelmsen
ASA
421,274
0.1
6,181,848
0.9
Peru : 0.0%
9,975  Cia de Minas
Buenaventura SAA, ADR
302,043
0.0
Philippines : 0.0%
149,700  OceanaGold Philippines,
Inc.
81,412
0.0
222,100
Wilcon Depot, Inc.
20,860
0.0
102,272
0.0
Poland : 0.7%
625  Bank Polska Kasa Opieki
SA
41,197
0.0
11,203
KGHM Polska Miedz SA
928,666
0.1
99,269  Polski Koncern Naftowy
ORLEN SA
3,939,124
0.6
4,908,987
0.7
Qatar : 0.0%
247,117
Doha Bank QPSC
196,689
0.0
34,017
Doha Insurance Co. QSC
27,213
0.0
21,191
Ooredoo QPSC
72,778
0.0
69,039  Qatar Industrial
Manufacturing Co. QSC
41,401
0.0
338,081
0.0
Russia : —%
1,561,600
(1)(4)
Alrosa PJSC
—
—
Saudi Arabia : 0.3%
173,434
Bank Al-Jazira
562,198
0.1
23,679
Fourth Milling Co.
24,842
0.0
9,864  Mobile
Telecommunications Co.
Saudi Arabia
27,185
0.0
12,332
(1)
Rabigh Refining &
Petrochemical Co.
48,959
0.0
45,926
(2)
Saudi Arabian Oil Co.
324,019
0.0
5,568
Saudi Electricity Co.
25,194
0.0
55,502
Saudi Telecom Co.
637,560
0.1
48,740
Savola Group
338,464
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
16,249
(3)
Tabuk Cement Co.
$ 32,109
0.0
2,020,530
0.3
Singapore : 1.2%
360,200
CSE Global Ltd.
336,598
0.1
48,900
Huationg Global Ltd.
28,407
0.0
968,300
Marco Polo Marine Ltd.
100,352
0.0
54,100
Pan-United Corp. Ltd.
67,859
0.0
82,100  Q&M Dental Group
Singapore Ltd.
35,545
0.0
125,700
Sheng Siong Group Ltd.
327,146
0.0
107,100
Singapore Airlines Ltd.
642,472
0.1
62,100
Singapore Exchange Ltd.
1,183,887
0.2
544,000  Singapore
Telecommunications Ltd.
1,882,185
0.3
95,800  United Overseas Bank
Ltd.
3,239,870
0.5
214,200
Wee Hur Holdings Ltd.
113,547
0.0
7,957,868
1.2
South Africa : 0.9%
19,273
Altron Ltd. - Class A
33,562
0.0
52,332
Anglo American PLC
2,649,115
0.4
16,275
Bidvest Group Ltd.
244,193
0.1
164,541
Clicks Group Ltd.
2,196,436
0.3
1,180
Kumba Iron Ore Ltd.
18,730
0.0
863,756
Old Mutual Ltd.
698,481
0.1
7,645
(1)
Sasol Ltd.
90,596
0.0
5,931,113
0.9
South Korea : 4.6%
25,615
(1)(2)(3)
Delivery Hero SE
1,116,630
0.2
2,775
DNF Co. Ltd.
23,735
0.0
4,693
DY POWER Corp.
35,198
0.0
1,623  Global Standard
Technology Co. Ltd.
46,529
0.0
8,280  Hana Financial Group,
Inc.
715,716
0.1
51,808
(1)
Hanwha Life Insurance
Co. Ltd.
156,669
0.0
3,679
HPSP Co. Ltd.
86,688
0.0
7,707
Hyundai Ezwel Co. Ltd.
32,941
0.0
6,030
(1)
Hyundai Marine & Fire
Insurance Co. Ltd.
160,396
0.0
11,502
KB Financial Group, Inc.
1,346,158
0.2
22,220
KG Chemical Corp.
63,420
0.0
5,970
KG Eco Solution Co. Ltd.
22,528
0.0
3,369
Korea United Pharm, Inc.
42,193
0.0
1,397
Krafton, Inc.
236,087
0.0
91,736
KT Corp., ADR
1,659,504
0.3
8,172
LG Electronics, Inc.
905,799
0.1
19,372
(1)
LG HelloVision Co. Ltd.
21,308
0.0
25,125
LG Uplus Corp.
257,620
0.1
4,674
Neowiz
59,776
0.0
21,984
Nexen Tire Corp.
94,680
0.0
2,135
Samsung C&T Corp.
497,376
0.1
79,203  Samsung Electronics Co.
Ltd.
13,785,664
2.0
46,852  Shinhan Financial Group
Co. Ltd.
3,252,465
0.5
4,757
SK Hynix, Inc.
5,402,314
0.8
2,912
SK, Inc.
1,087,912
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
7,990
Toptec Co. Ltd.
$ 16,644
0.0
4,887
Vieworks Co. Ltd.
74,548
0.0
6,968
WiSoL Co. Ltd.
26,754
0.0
1,253  Woori Financial Group,
Inc., ADR
86,369
0.0
31,313,621
4.6
Spain : 1.4%
34,381
(2)
Aena SME SA
1,059,893
0.2
34,126
Amadeus IT Group SA
2,106,153
0.3
303,299
CaixaBank SA
4,405,826
0.7
1,353
Elecnor SA
53,504
0.0
16,112
Endesa SA
784,573
0.1
7,422
Indra Sistemas SA
487,971
0.1
38,015
Mapfre SA
194,386
0.0
9,774
Repsol SA
298,313
0.0
9,390,619
1.4
Sweden : 2.5%
116,230
Assa Abloy AB - Class B
4,312,805
0.6
442
Boliden AB
22,240
0.0
362,572
Hexagon AB - Class B
3,578,793
0.5
20,691  L E Lundbergforetagen
AB - Class B
1,242,812
0.2
25,875
Sandvik AB
967,589
0.2
109,534
Swedbank AB - Class A
4,381,356
0.7
158,878  Telefonaktiebolaget LM
Ericsson, ADR
1,558,593
0.2
91,269  Telefonaktiebolaget LM
Ericsson - Class B
897,785
0.1
33,440
Telia Co. AB
154,968
0.0
17,116,941
2.5
Switzerland : 3.0%
20,214
ABB Ltd., Reg
1,994,292
0.3
4,073  Cie Financiere Richemont
SA
962,621
0.1
31
EMS-Chemie Holding AG
31,392
0.0
18,173
Galderma Group AG
3,954,654
0.6
23,592
Logitech International SA
2,409,458
0.4
3,323  Partners Group Holding
AG
2,769,817
0.4
12,527
Sandoz Group AG
1,021,174
0.1
1,572
Sonova Holding AG, Reg
428,297
0.1
5,511  Swatch Group AG - Class
BR
1,232,131
0.2
98,926
UBS Group AG
5,228,996
0.8
20,032,832
3.0
Taiwan : 6.2%
5,000
Asustek Computer, Inc.
124,063
0.0
129,000  Cathay Financial Holding
Co. Ltd.
401,484
0.1
170,000
China Airlines Ltd.
117,852
0.0
974,000  China Development
Financial Holding Corp.
920,217
0.1
443,000
Compal Electronics, Inc.
487,182
0.1
16,000
Delta Electronics, Inc.
787,162
0.1
19,000  Elite Semiconductor
Microelectronics
Technology, Inc.
103,009
0.0
32,000
Ennoconn Corp.
398,193
0.1
576,000
Eva Airways Corp.
768,485
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
21,000  Evergreen Marine Corp.
Taiwan Ltd.
$ 131,977
0.0
49,000
(1)
FLEXium Interconnect,
Inc.
73,684
0.0
35,000  Formosa Petrochemical
Corp.
75,587
0.0
31,000  Gamania Digital
Entertainment Co. Ltd.
40,089
0.0
3,849  Himax Technologies, Inc.,
ADR
48,266
0.0
27,000
(1)
Holtek Semiconductor,
Inc.
44,029
0.0
9,000
Inergy Technology, Inc.
40,746
0.0
44,000  International Games
System Co. Ltd.
1,052,959
0.2
13,000  Kerry TJ Logistics Co.
Ltd.
11,683
0.0
16,000  Kingwaytek Technology
Co. Ltd.
28,073
0.0
8,000
L&K Engineering Co. Ltd.
172,156
0.0
5,000  Lion Travel Service Co.
Ltd.
22,668
0.0
45,800
MediaTek, Inc.
4,878,970
0.7
3,000
MPI Corp.
477,527
0.1
159,000  Novatek Microelectronics
Corp.
2,512,931
0.4
12,000  Otsuka Information
Technology Corp.
60,605
0.0
218,000
Pegatron Corp.
564,092
0.1
13,000
Phison Electronics Corp.
639,800
0.1
18,000
Pro Hawk Corp.
89,799
0.0
39,000  Sigurd Microelectronics
Corp.
221,594
0.0
24,000  Simplo Technology Co.
Ltd.
259,385
0.1
8,000  Sinopower
Semiconductor, Inc.
54,465
0.0
255,531  Taiwan Semiconductor
Manufacturing Co. Ltd.
18,900,421
2.8
15,274  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
6,174,515
0.9
50,000  Taiwan Surface Mounting
Technology Corp.
213,972
0.0
11,301  United Microelectronics
Corp., ADR
215,058
0.0
9,000  Wistron Information
Technology & Services
Corp.
33,249
0.0
10,000
World Gym Corp.
27,724
0.0
13,000
Wowprime Corp.
93,980
0.0
86,000  Zhen Ding Technology
Holding Ltd.
1,079,038
0.2
42,346,689
6.2
Thailand : 0.9%
61,400
(3)
Bangkok Bank PCL
351,492
0.1
57,700  Bangkok Life Assurance
PCL
44,928
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
96,600  Digital
Telecommunications
Infrastructure Fund -
Class F
$ 29,507
0.0
90,600
Gulf Development PCL
180,601
0.0
153,200  Kasikornbank PCL
- NVDR
1,117,760
0.2
45,300
KCG Corp. PCL
14,200
0.0
916,300
Krung Thai Bank PCL
1,210,429
0.2
693,700
LH Financial Group PCL
26,175
0.0
459,500
(3)
PTT Exploration &
Production PCL
2,057,902
0.3
98,100
(3)
PTT Global Chemical
PCL
107,489
0.0
245,300
PTT PCL
282,774
0.0
800,900
(3)
Quality Houses PCL
34,676
0.0
7,200
SCB X PCL
32,928
0.0
36,700
Thai Oil PCL
71,814
0.0
7,066,700  TMBThanachart Bank
PCL
645,906
0.1
6,208,581
0.9
United Arab Emirates : 0.5%
314,175  Abu Dhabi National Oil
Co. for Distribution PJSC
342,135
0.0
62,541
(1)
Abu Dhabi Ports Co.
PJSC
83,346
0.0
21,321  ADNOC Logistics &
Services
35,973
0.0
86,278
Alpha Data PJSC
32,886
0.0
89,621  Americana Restaurants
International PLC -
Foreign Co.
53,582
0.0
401,924
Dana Gas PJSC
93,165
0.0
124,996
Emaar Properties PJSC
373,059
0.1
184,346  Emirates
Telecommunications
Group Co. PJSC
1,021,858
0.2
228,602  First Abu Dhabi Bank
PJSC
1,204,033
0.2
226,930
Talabat Holding PLC
64,872
0.0
3,304,909
0.5
United Kingdom : 8.8%
6,514
(1)
accesso Technology
Group PLC
27,998
0.0
61,580
(1)(3)
Afentra PLC
51,393
0.0
15,731
AstraZeneca PLC - GBP
2,675,996
0.4
625
AstraZeneca PLC - USD
106,025
0.0
70,143
Barclays PLC, ADR
1,928,933
0.3
197,533  Barratt Developments
PLC
785,036
0.1
69,705  British American Tobacco
PLC
4,228,356
0.6
7,804
Central Asia Metals PLC
15,488
0.0
7,130  Coca-Cola European
Partners PLC - USD
780,450
0.1
97,789
Diageo PLC
2,148,254
0.3
32,085
Diploma PLC
3,177,458
0.5
212,132
GSK PLC
5,516,020
0.8
8,800
GSK PLC, ADR
454,872
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
45,012
Halma PLC
$ 2,150,538
0.3
16,292
HSBC Holdings PLC
346,942
0.1
88,899
Imperial Brands PLC
3,373,783
0.5
96,912  International
Consolidated Airlines
Group SA - Class DI
564,116
0.1
68,730
Investec PLC - ZAR
605,252
0.1
1,546,396  Lloyds Banking Group
PLC
2,390,128
0.4
51,171  London Stock Exchange
Group PLC
5,756,334
0.8
848,726
M&G PLC
4,099,930
0.6
127,435
NatWest Group PLC
1,202,043
0.2
223,702  Phoenix Group Holdings
PLC
2,787,610
0.4
1,571  Polar Capital Holdings
PLC
16,324
0.0
42,898  Reckitt Benckiser Group
PLC
3,027,618
0.4
106,328
RELX PLC - EUR
3,755,166
0.6
19,204
RELX PLC - GBP
675,440
0.1
54,812
Sage Group PLC
722,034
0.1
78,040
Unilever PLC
4,997,498
0.7
61,479  United Utilities Group
PLC
1,145,003
0.2
25,940
(1)
Verisure PLC
322,552
0.0
59,834,590
8.8
United States : 7.5%
17,223
Accenture PLC - Class A
2,857,640
0.4
23,941
Alcon, Inc.
1,644,249
0.2
12,187
Aon PLC - Class A
4,394,023
0.7
363  AP Moller - Maersk A/S -
Class B
974,702
0.1
129,542
BP PLC, ADR
5,857,889
0.9
108,309
Experian PLC
4,086,453
0.6
27,727
GFL Environmental, Inc.
1,145,680
0.2
13,421
Holcim AG
1,218,951
0.2
22,578  InterContinental Hotels
Group PLC
3,651,025
0.5
4,751
Nestle SA
474,868
0.1
6,519
Noram Drilling AS
29,508
0.0
44,848
Novartis AG, Reg
7,013,864
1.0
16,958
Roche Holding AG
7,412,215
1.1
8,609
Sanofi
741,335
0.1
62,952
Shell PLC
2,881,410
0.4
51,041
Shell PLC - EUR
2,340,370
0.3
3,463
(1)
Spotify Technology SA
1,731,292
0.3
72,181
(1)
Stellantis NV (STLAM)
415,587
0.1
5,973  Sunbelt Rentals Holdings,
Inc.
427,941
0.1
8,722
Swiss Re AG
1,451,472
0.2
50,750,474
7.5
Total Common Stock
(Cost $580,074,626)
660,976,548
97.5

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.1%
13,769  iShares MSCI ACWI ex
U.S. ETF
$ 1,036,117
0.1
Total Exchange-Traded
Funds
(Cost $1,016,397)
1,036,117
0.1
PREFERRED STOCK : 0.4%
Germany : 0.4%
10,404
Henkel AG & Co. KGaA
907,007
0.1
7,667
Sartorius AG
1,932,344
0.3
2,839,351
0.4
Total Preferred Stock
(Cost $3,130,476)
2,839,351
0.4
WARRANTS : —%
Canada : —%
794
(4)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $584,221,499)
664,852,016
98.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.9%
Repurchase Agreements : 0.4%
274,941
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 07/31/2026,
3.700%, due 08/03/2026
(Repurchase Amount
$275,025, collateralized
by various U.S.
Government Securities,
0.000%-5.000%, Market
Value plus accrued
interest $280,526, due
08/15/26-05/15/56)
274,941
0.0
181,495
(5)
Deutsche Bank
Securities Inc.,
Repurchase Agreement
dated 07/31/2026,
3.620%, due 08/03/2026
(Repurchase Amount
$181,549, collateralized
by various U.S.
Government Securities,
1.250%-4.625%, Market
Value plus accrued
interest $185,125, due
11/30/27-09/30/30)
181,495
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
JPMorgan Chase & Co.,
Repurchase Agreement
dated 07/31/2026,
3.640%, due 08/03/2026
(Repurchase Amount
$1,000,299, collateralized
by various U.S.
Government Securities,
3.750%-4.125%, Market
Value plus accrued
interest $1,020,000, due
11/15/32-11/30/32)
$ 1,000,000
0.2
1,236,693
(5)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 07/31/2026,
3.750%, due 08/03/2026
(Repurchase Amount
$1,237,074, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,258,909, due
01/15/28-02/15/56)
1,236,693
0.2
Total Repurchase
Agreements
(Cost $2,693,129)
2,693,129
0.4
Time Deposits : 0.2%
130,957
(5)
Cooperatieve Rabobank
UA,
3.620
%,
08/03/2026 130,957
0.0
130,957
(5)
DZ Bank AG,
3.610
%,
08/03/2026 130,957
0.1
130,957
(5)
Landesbank Hessen
Thueringen Girozentrale,
3.630
%,
08/03/2026 130,957
0.0
130,957
(5)
Mizuho Bank Ltd.,
3.640
%,
08/03/2026 130,957
0.0
130,957
(5)
Royal Bank of Canada,
3.680
%,
08/03/2026 130,957
0.1
130,957
(5)
Societe Generale S.A.,
3.620
%,
08/03/2026 130,957
0.0
130,957
(5)
Svenska Handelsbanken
AB,
3.620
%,
08/03/2026 130,957
0.0
130,957
(5)
Toronto-Dominion Bank,
3.630
%,
08/03/2026 130,957
0.0
Total Time Deposits
(Cost $1,047,656)
1,047,656
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.3%
15,713,600
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
(Cost $15,713,600) $ 15,713,600 2.3
Total Short-Term
Investments
(Cost $19,454,385)
$ 19,454,385
2.9
Total Investments in
Securities
(Cost $603,675,884) $ 684,306,401 100.9
Liabilities in Excess of
Other Assets (6,229,490) (0.9)
Net Assets $ 678,076,911 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25.9%
Information Technology 17.5
Industrials 14.7
Health Care 9.5
Consumer Staples 6.1
Energy 5.9
Consumer Discretionary 5.9
Communication Services 4.7
Materials 4.3
Real Estate 1.7
Utilities 1.7
Exchange-Traded Funds 0.1
Short-Term Investments 2.9
Liabilities in Excess of Other Assets (0.9)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ 603,571 $ 17,434,226 $ — $ 18,037,797
Austria — 1,629,461 — 1,629,461
Belgium — 11,474,041 — 11,474,041
Brazil 8,298,161 — — 8,298,161
Canada 33,658,432 — — 33,658,432
Chile 1,591,768 2,333,139 — 3,924,907
China 3,105,379 38,008,424 — 41,113,803
Czechia 161,178 — — 161,178
Denmark — 9,293,264 — 9,293,264
Finland 360,875 4,179,773 — 4,540,648
France 2,470,586 48,300,422 — 50,771,008
Germany 65,675 31,559,730 — 31,625,405
Greece 352,021 241,846 — 593,867
Hong Kong 34,128 12,460,944 — 12,495,072
India 3,537,189 3,055,008 — 6,592,197
Indonesia 201,954 465,407 — 667,361
Israel 6,344,152 3,057,600 — 9,401,752
Italy 2,365,360 18,337,930 — 20,703,290
Ivory Coast — 1,548,941 — 1,548,941
Japan 1,639,762 82,847,975 — 84,487,737
Kuwait 180,440 419,878 — 600,318
Malaysia 297,816 325,594 — 623,410
Mexico 3,743,523 — — 3,743,523
Monaco 239,689 — — 239,689
Netherlands 5,337,213 31,372,075 — 36,709,288
Norway 625,676 5,556,172 — 6,181,848
Peru 302,043 — — 302,043
Philippines 20,860 81,412 — 102,272
Poland — 4,908,987 — 4,908,987
Qatar 196,689 141,392 — 338,081
Russia — — — —
Saudi Arabia 689,587 1,330,943 — 2,020,530
Singapore 28,407 7,929,461 — 7,957,868
South Africa 2,928,479 3,002,634 — 5,931,113
South Korea 1,745,873 29,567,748 — 31,313,621
Spain — 9,390,619 — 9,390,619
Sweden 1,558,593 15,558,348 — 17,116,941
Switzerland — 20,032,832 — 20,032,832
Taiwan 6,465,563 35,881,126 — 42,346,689
Thailand 55,682 6,152,899 — 6,208,581
United Arab Emirates 1,119,616 2,185,293 — 3,304,909
United Kingdom 4,455,972 55,378,618 — 59,834,590
United States 16,990,734 33,759,740 — 50,750,474
Total Common Stock 111,772,646 549,203,902 — 660,976,548
Exchange-Traded Funds 1,036,117 — — 1,036,117
Preferred Stock — 2,839,351 — 2,839,351
Warrants — — — —
Short-Term Investments 15,713,600 3,740,785 — 19,454,385
Total Investments, at fair value $ 128,522,363 $ 555,784,038 $ — $ 684,306,401
Other Financial Instruments+
Forward Foreign Currency Contracts — 2,975 — 2,975
Total Assets $ 128,522,363 $ 555,787,013 $ — $ 684,309,376

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2026
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (452) $ — $ (452)
Futures (10,661) — — (10,661)
Total Liabilities $ (10,661) $ (452) $ — $ (11,113)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At July 31, 2026, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
ZAR 4,407,275 USD 267,216 JPMorgan Chase Bank N.A. 08/04/26 $ (452)
ZAR 541,567 EUR 28,417 Standard Chartered Bank 08/05/26 11
ZAR 2,639,847 USD 157,491 State Street Bank and Trust Co. 08/03/26 2,294
ZAR 7,976,775 USD 482,223 State Street Bank and Trust Co. 08/05/26 596
ZAR 1,163,876 USD 70,373 UBS Securities LLC 08/05/26 74
$ 2,523
At July 31, 2026, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI EAFE Index 9 09/18/26 $ 1,432,035 $ (10,661)
$ 1,432,035 $ (10,661)
Currency Abbreviations:
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 112,291,760
Gross Unrealized Depreciation (31,661,244)
Net Unrealized Appreciation $ 80,630,516